SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
At 1 January, shares outstanding (in shares)	1,574,285,751	1,574,285,751	1,574,285,751
1 January, issued capital	£ 1,574	£ 1,574	£ 1,574	£ 1,574	£ 1,574	£ 1,574
Number of ordinary shares issued (in shares)	1	0	0
Proceeds from issue of ordinary shares	£ 0	£ 0	£ 0
At 31 December, shares outstanding (in shares)	1,574,285,752	1,574,285,751	1,574,285,751
31 December, issued capital	£ 1,574	£ 1,574	£ 1,574
Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Ordinary shares per share value (in GBP per share)				£ 1	£ 1